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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04101

Excelsior Tax-Exempt Funds, Inc.

(Exact name of registrant as specified in charter)

One Financial Center	Boston, MA	02111
(Address of principal executive offices)		(Zip code)

Citi Fund Services 3435 Stelzer Rd. Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-617-426-3750

Date of fiscal year end: March 31, 2008

Date of reporting period: June 30, 2007

Item 1. Schedule of Investments.

Excelsior Tax-Exempt Funds, Inc.

New York Tax-Exempt Money Fund

Portfolio of Investments	June 30, 2007
(Unaudited)

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES (78.29%):
$ 5,000,000	Albany, New York, City School District General Obligations Bond Anticipation Notes, 3.75%, 07/19/07	$5,000,311
5,000,000	Albany, New York, City School District General Obligations Bond Anticipation Notes, 3.75%, 10/17/07	5,001,883
5,000,000	Arlington, New York, Central School District General Obligations Bond, Tax Anticipation Notes, 3.75%, 11/02/07	5,000,950
6,500,000	Bedford, New York, Central School District General Obligations Bond, Tax Anticipation Notes, 3.75%, 11/30/07	6,501,495
4,070,000	East Hampton Township, New York, General Obligation Bond Anticipation Notes, Series C, 4.13%, 08/31/07	4,074,068
4,000,000	Edgemont, New York, Union Free School District General Obligations Bond, Tax Anticipation Notes, 3.75%, 01/18/08	4,002,562
4,000,000	Great Neck North, New York, Water Authority Systems Revenue Bonds, Series A, (FGIC), 3.68%, 01/01/20 (a)	4,000,000
10,000,000	Long Island, New York, Power Authority, Electrical Systems Revenue Bonds, P-Floats, Series 360, (FGIC), 3.77%, 12/01/17 (a) (b)	10,000,000
19,900,000	New York City, New York, Housing Development Corporation, Multi Family Mortgage Revenue Bonds, Series A, (FNMA), 3.72%, 10/15/41 (a)	19,900,000
6,900,000	New York City, New York, Metropolitan Transportation Authority Revenue Bonds, Series D-2, (FSA), 3.72%, 11/01/32 (a)	6,900,000
10,000,000	New York City, New York, Municipal Finance Authority Water & Sewer Systems Revenue Bonds, FLOATERS, Series 1421, 3.77%, 06/15/37 (a) (b)	10,000,000
19,700,000	New York City, New York, Transitional Finance Authority Revenue Bonds, EAGLE, Class A, 3.77%, 11/01/30 (a) (b)	19,700,000
10,870,000	New York City, New York, Transitional Finance Authority Revenue Bonds, EAGLE, Class A, 3.79%, 02/01/31 (a) (b)	10,870,000
10,815,000	New York City, New York, Transitional Finance Authority Revenue Bonds, FLOATERS, Series 536, (MBIA), 3.78%, 05/01/15 (a) (b)	10,815,000
3,275,000	New York City, New York, Transitional Finance Authority Revenue Bonds, FLOATERS, Series N-11, 3.75%, 02/01/14 (a) (b)	3,275,000
8,725,000	New York City, New York, Transitional Finance Authority Revenue Bonds, PUTTERS, Series 468, (MBIA), 3.77%, 02/01/11 (a) (b)	8,725,000
5,455,000	New York City, New York, Transitional Finance Authority Revenue Bonds, PUTTERS, Series 471, (FGIC), 3.77%, 02/01/11 (a) (b)	5,455,000
5,000,000	New York State, Dormitory Authority Commercial Paper, Columbia University, 3.60%, 07/09/07	5,000,000
10,000,000	New York State, Dormitory Authority Commercial Paper, Cornell University, 3.62%, 08/09/07	10,000,000
9,930,000	New York State, Dormitory Authority Revenue Bonds, Secondary Issues, P-Floats, Series 1330, (FGIC), 3.77%, 02/01/28 (a) (b)	9,930,000
11,650,000	New York State, Environmental Facilities Corporation, Clean Water Revenue Bonds, P-Floats, Series 1165, 3.77%, 07/15/33 (a) (b)	11,650,000
7,720,000	New York State, Environmental Facilities Corporation, Clean Water Revenue Bonds, PUTTERS, Series 1372, 3.77%, 06/15/14 (a) (b)	7,720,000
11,283,000	New York State, Metropolitan Transportation Authority Revenue Bonds, FLOATERS, Series 848-D, (FGIC), 3.78%, 11/15/21 (a) (b)	11,283,000
10,000,000	New York State, Metropolitan Transportation Authority Revenue Bonds, NY Dedicated Tax Fund, FLOATERS, Series 1385, (MBIA), 3.78%, 11/15/35 (a) (b)	10,000,000
9,995,000	New York State, Munitops Certificates Trust, General Obligation Bonds, (AMBAC), 3.77%, 02/01/14 (a) (b)	9,995,000
21,345,000	New York State, Munitops Certificates Trust, Revenue Bonds, (FSA), 3.77%, 12/15/12 (a) (b)	21,344,999
15,000,000	New York State, Munitops Certificates Trust, Revenue Bonds, (FSA), 3.77%, 08/01/13 (a) (b)	15,000,000
10,000,000	New York State, Power Authority Extendable Commercial Paper, 3.67%, 09/06/07	10,000,000
12,000,000	New York State, Power Authority General Obligation Bonds, 3.65%, 03/01/20 (a)	12,000,000

11,890,000	New York State, Sales Tax Asset Receivable Corporation Revenue Bonds, PUTTERS, Series 564, (MBIA), 3.77%, 10/15/12 (a) (b)	11,890,000
11,590,000	New York State, Triborough Bridge & Tunnel Authority Revenue Bonds, Series A, 3.73%, 11/01/35 (a)	11,590,000
2,995,000	New York State, Triborough Bridge & Tunnel Authority Revenue Bonds, Series B, 3.72%, 01/01/33 (a)	2,995,000
18,460,000	New York State, Urban Development Corporation Revenue Bonds, EAGLE, Class A, 3.79%, 03/15/35 (a) (b)	18,460,000
6,100,000	Niagara Falls, New York, Bridge Commission Toll Authority Revenue Bonds, Series A, (FGIC), 3.68%, 10/01/19 (a)	6,100,000
3,235,000	Oneida County, New York, Industrial Development Agency Revenue Bonds, Hamilton College, (MBIA), 3.68%, 09/15/32 (a)	3,235,000
7,000,000	Port Authority of New York & New Jersey, Special Obligation Revenue Bonds, Versatile Structure Obligation, Series 2, 3.81%, 05/01/19 (a)	7,000,000
15,000,000	Suffolk County, New York, General Obligation Bonds, Tax Anticipation Notes, 4.25%, 08/16/07	15,013,923
5,000,000	Suffolk County, New York, General Obligation Bonds, Tax Anticipation Notes, Series 2, 4.00%, 09/18/07	5,004,938

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $354,433,129)		354,433,129

TAX-EXEMPT CASH EQUIVALENT SECURITIES - BACKED BY LETTERS OF CREDIT (22.25%):
1,650,000	Long Island Power Authority, New York, Electric Systems Revenue Bonds, Sub-Series 2B, (BAYERISCHE LANDESBANK), 3.75%, 05/01/33 (a)	1,650,000
4,200,000	Long Island Power Authority, New York, Electric Systems Revenue Bonds, Sub-Series 3B, (WESTDEUTSCHE LANDESBANK), 3.81%, 05/01/33 (a)	4,200,000
4,560,000	Monroe County, New York, Industrial Development Agency Revenue Bonds, Civic Facilities, Greater Rochester YMCA Project, (MANUFACTURERS & TRADERS), 3.78%, 04/01/31 (a)	4,560,000
5,670,000	New York City, New York, General Obligation Bonds, Series F5, (BAYERISCHE LANDESBANK), 3.72%, 02/15/16 (a)	5,670,000
4,000,000	New York City, New York, General Obligation Bonds, Sub-Series A4, (WESTDEUTSCHE LANDESBANK), 3.87%, 08/01/23 (a)	4,000,000
3,150,000	New York City, New York, General Obligation Bonds, Sub-Series B8, (BAYERISCHE LANDESBANK), 3.72%, 08/15/24 (a)	3,150,000
3,150,000	New York City, New York, General Obligation Bonds, Sub-Series H2, (DEXIA CREDIT LOCAL), 3.81%, 01/01/36 (a)	3,150,000
8,800,000	New York City, New York, Industrial Development Agency Revenue Bonds, Civic Facilities, Jewish Community Center Project, (MANUFACTURERS & TRADERS), 3.78%, 03/01/30 (a)	8,800,000
2,100,000	New York City, New York, Metropolitan Transportation Authority Revenue Bonds, Sub-Series G2, (BNP PARIBAS), 3.85%, 11/01/26 (a)	2,100,000
8,800,000	New York State, Commercial Paper, Series 98A, (JP MORGAN CHASE BANK-33% / BAYERISHE LANDESBANK-33% / LANDESBANK HESSEN-33%), 3.60%, 07/10/07	8,800,000
6,730,000	New York State, Dormitory Authority Revenue Bonds, Catholic Health Systems Obligations, Series C, (HSBC BANK USA N.A.), 3.71%, 07/01/22 (a)	6,730,000
200,000	New York State, Dormitory Authority Revenue Bonds, Oxford University Press Inc., (LANDESBANK HESSEN-THURINGEN), 3.92%, 07/01/23 (a)	200,000
6,600,000	New York State, Energy Research & Development Authority Facilities Revenue Bonds, Sub-series A-1, (WACHOVIA BANK N.A.), 3.69%, 05/01/39 (a)	6,600,000
12,000,000	New York State, Environmental Commercial Paper, Series 97A, (BAYERISCHE LANDESBANK-50% / LANDESBANK HESSEN-50%), 3.71%, 09/13/07	12,000,000
3,600,000	New York State, Environmental Commercial Paper, Series 97A, (BAYERISCHE LANDESBANK-50% / LANDESBANK HESSEN-50%), 3.65%, 3.65%, 7/11/07 07/11/07	3,600,000
15,000,000	New York State, Environmental Quality General Obligation Bonds, Series G, (WESTDEUTSCHE LANDESBANK), 3.58%, 11/30/18 (a) (c)	15,000,000
10,500,000	New York State, Housing Finance Agency Revenue Bonds, Service Contracts, Series I, (LANDESBANK HESSEN-THURINGEN), 3.77%, 03/15/31 (a)	10,500,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES - BACKED BY LETTERS OF CREDIT (Cost $100,710,000)		100,710,000

Shares
REGISTERED INVESTMENT COMPANIES (0.17%):
783,029	BlackRock Institutional New York Money Market Fund, 3.52%	783,029
1	Dreyfus New York Tax Exempt Fund, 3.07%	1

Total REGISTERED INVESTMENT COMPANIES (Cost $783,030)		783,030

Total Investments (Cost $455,926,159) (d) - 100.71%	$455,926,159
Liabilities in excess of other assets - (0.71)%	(3,230,415)

NET ASSETS - 100.00%	$452,695,744

(a)	Variable Rate Security – The rate disclosed is as of June 30, 2007
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to $206,113,000 or 45.53% net assets.
(c)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.
(d)	Represents cost for financial reporting and federal tax purposes

AMBAC – American Municipal Bond Assurance Corp.

FGIC – Financial Guaranty Insurance Corp.

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance

MBIA – Municipal Bond Insurance Association

Security Valuation:

Securities are valued at amortized cost, which has been determined by the Fund’s Board of Directors to represent the fair value of the Fund’s investments. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

Mutual funds are valued at their respective net asset values as determined by those Funds in accordance with the Investment Company Act of 1940, as amended.

Excelsior Tax-Exempt Funds, Inc.

Tax-Exempt Money Fund

Portfolio of Investments	June 30, 2007
(Unaudited)

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES (90.34%):
$ 17,340,000	Adams County, Colorado, School District No. 050 General Obligation Bonds, FLOATERS, Series 3804, (MBIA), 3.80%, 12/01/26 (a) (b)	$17,340,000
10,000,000	Anne Arundel County, Maryland, Commercial Paper, Series A, 3.74%, 12/06/07	10,000,000
12,880,000	Arizona State, Agricultural Improvement & Power Distribution, Electrical Systems Revenue Bonds, Salt River Project, ROCS, 3.79%, 01/01/31 (a) (b)	12,880,000
11,673,000	Arizona State, Highway Transportation Board Revenue Bonds, FLOATERS, Series 1539, 3.79%, 07/01/23 (a) (b)	11,673,000
44,675,000	Austin, Texas, Water & Wastewater System Revenue Bonds, (FSA), 3.80%, 05/15/24 (a)	44,675,000
25,900,000	Baltimore County, Maryland, Commercial Paper, 3.62%, 09/10/07	25,900,000
15,640,000	Bastrop, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2003-23, 3.77%, 02/15/11 (a) (b)	15,640,000
31,640,000	Boulder, Larimer, & Weld County, Colorado, School District General Obligation Bonds, FLOATERS, Series 1540, (FSA), 3.79%, 12/15/26 (a) (b)	31,640,000
11,920,000	Brownsville, Texas, Utility Systems Revenue Bonds, PUTTERS, Series 1132, (AMBAC), 3.79%, 09/01/13 (a) (b)	11,920,000
14,065,000	Bryan, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2005-16, 3.79%, 02/15/13 (a) (b)	14,065,000
15,835,000	Cedar Hill, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2005-19, 3.79%, 07/01/13 (a) (b)	15,835,000
28,005,000	Chicago, Illinois, General Obligation Bonds, PUTTERS, Series 1277, (FSA), 3.79%, 01/01/14 (a) (b)	28,005,000
20,000,000	Colorado State, Regional Transportation District Commercial Paper, 3.62%, 10/05/07	20,000,000
14,800,000	Colorado State, Regional Transportation District, Sales Tax Revenue Bonds, EAGLE, Class A, (AMBAC), 3.80%, 11/01/36 (a) (b)	14,800,000
25,000,000	Colorado State, Regional Transportation District, Sales Tax Revenue Bonds, EAGLE, Class A, (AMBAC), 3.80%, 11/01/36 (a) (b)	25,000,000
10,000,000	Colorado State, Regional Transportation District, Sales Tax Revenue Bonds, EAGLE, Class A, (AMBAC), 3.80%, 11/01/36 (a) (b)	10,000,000
5,395,000	Connecticut State, General Obligation Bonds, Municipal Securities Trust Receipts, Series JPMC4, 3.91%, 06/15/15 (a) (b)	5,395,000
25,995,000	Cypress Fairbanks, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2003-22, 3.77%, 02/15/11 (a) (b)	25,995,000
10,000,000	Dallas, Texas, Area Rapid Transit Sales Tax Commercial Paper, Series 2001, 3.65%, 09/10/07	10,000,000
10,000,000	Dallas, Texas, Area Rapid Transit Sales Tax Commercial Paper, Series 2001, 3.63%, 11/05/07	10,000,000
16,685,000	Dallas, Texas, Munitops Certificates Trust, General Obligation Bonds, Series 2004-6, (PSF-GTD), 3.79%, 02/15/12 (a) (b)	16,685,000
29,630,000	Dallas, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2005-1, 3.79%, 08/15/12 (a) (b)	29,630,000
12,935,000	Denton, Texas, Munitops Certificates Trust, General Obligation Bonds, Series 2004-21, 3.79%, 08/15/12 (a) (b)	12,935,000
14,635,000	Detroit, Michigan, Munitops Certificates Trust, City School District General Obligation Bonds, Series 2004-39, (FGIC), 3.78%, 05/01/11 (a) (b)	14,635,000
8,695,000	Detroit, Michigan, Water Supply Systems Revenue Bonds, FLOATERS, Series 1445, (FSA), 3.79%, 07/01/29 (a) (b)	8,695,000
23,000,000	District of Columbia, Tax & Revenue Anticipation Notes, 4.25%, 09/28/07	23,030,334
11,855,000	Florida State, Board of Education Lottery Revenue Bonds, ROCS, Series 542, (AMBAC), 3.79%, 07/01/25 (a) (b)	11,855,000
10,480,000	Florida State, Munitops Certificates Trust, Revenue Bonds, (FGIC), 3.78%, 01/01/11 (a) (b)	10,480,000
9,265,000	Frisco, Texas, Munitops Certificates Trust, General Obligation Bonds, 3.79%, 08/15/11 (a) (b)	9,265,000
17,185,000	Fulton County, Georgia, Water & Sewage Revenue Bonds, Floating Rate Certificates, Series 1120, (FGIC), 3.79%, 01/01/30 (a) (b)	17,185,000
9,995,000	Harlandale, Texas, Munitops Certificates Trust, General Obligation Bonds, Series 2005-22, 3.79%, 08/15/13 (a) (b)	9,995,000

14,260,000	Hawaii State, General Obligation Bonds, ROCS, Series 6062, (FSA), 3.79%, 03/01/26 (a) (b)	14,260,000
15,000,000	Hennepin County, Minnesota, Sales Tax Revenue Bonds, FLOATERS, Series 4145, 3.80%, 12/15/33 (a) (b)	15,000,000
25,000,000	Hockley County, Texas, Industrial Development Corporation, Pollution Control Revenue Bonds, Amoco Project - Standard Oil Co., 3.60%, 03/01/14 (a)	25,000,000
19,300,000	Hockley County, Texas, Industrial Development Corporation, Pollution Control Revenue Bonds, Amoco Project - Standard Oil Co., 3.70%, 11/01/19 (a)	19,300,000
9,995,000	Houston, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2005-35, (PSF-GTD), 3.79%, 02/15/13 (a) (b)	9,995,000
8,000,000	Illinois State, Finance Authority Revenue Bonds, FLOATERS, Series 1489, 3.79%, 12/01/42 (a) (b)	8,000,000
15,000,000	Indiana State, Transportation Revenue Bonds, P-Floats, PT 3980, (FGIC), 3.80%, 06/01/29 (a) (b)	15,000,000
60,200,000	Intermountain Power Agency, Utah, Commercial Paper, Series B-2, 3.68%, 08/09/07	60,199,999
14,500,000	Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series E, (AMBAC) (Mandatory Put 09/17/07 @ 100), 3.64%, 07/01/14	14,500,000
14,700,000	Iowa State, Finance Authority Small Business Development Revenue Bonds, Multi-Family Housing, Village Court Associates, DuPont, Series B, 3.80%, 11/01/15 (a)	14,700,000
20,000,000	Jacksonville, Florida, Electrical Systems Commercial Paper, 3.65%, 07/11/07	20,000,000
36,300,000	Jacksonville, Florida, Electrical Systems Commercial Paper, Series 2000 F, 3.70%, 08/08/07	36,300,000
18,700,000	Jacksonville, Florida, Electrical Systems Commercial Paper, 3.64%, 08/15/07	18,700,000
16,110,000	Jacksonville, Florida, St. Johns River, Power Systems Revenue Bonds, PUTTERS, Series 1182, (MBIA), 3.79%, 04/01/13 (a) (b)	16,110,000
8,955,000	Judson, Texas, Munitops Certificates Trust, General Obligation Bonds, Series 2003-36, 3.79%, 02/01/11 (a) (b)	8,955,000
49,905,000	Kansas City, Missouri, Industrial Development Authority Revenue Bonds, Downtown Arena Project, Series C, (AMBAC), 3.75%, 04/01/40 (a)	49,905,000
13,500,000	Kansas City, Missouri, Industrial Development Authority Revenue Bonds, Downtown Redevelopment District, Series A, (AMBAC), 3.75%, 12/01/32 (a)	13,500,000
11,585,000	King County, Washington, General Obligation Bonds, PUTTERS, Series 1184, (FGIC), 3.78%, 01/01/13 (a) (b)	11,585,000
15,200,000	Lincoln County, Wyoming, Pollution Control Revenue Bonds, Amoco Project, 3.60%, 10/01/12 (a)	15,196,158
17,660,000	Memphis, Tennessee, Electric Systems Revenue Bonds, PUTTERS, Series 378, (MBIA), 3.79%, 12/01/11 (a) (b)	17,660,000
14,200,000	Michigan State, Building Authority Revenue Bonds, EAGLE, Class A, (FGIC), 3.80%, 10/15/36 (a) (b)	14,200,000
25,000,000	Milwaukee, Wisconsin, School Revenue Anticipation Notes, 4.50%, 08/30/07	25,030,625
10,485,000	Missouri State, Health & Educational Facilities Authority Revenue Bonds, Washington University, Series B, 3.90%, 02/15/34 (a)	10,485,000
30,500,000	Montgomery County, Maryland, Commercial Paper, Series 2002, 3.72%, 08/14/07	30,500,000
12,095,000	North Carolina State, General Obligation Bonds, PUTTERS, Series 465, 3.77%, 05/01/11 (a) (b)	12,095,000
10,245,000	North Carolina State, General Obligation Bonds, PUTTERS, Series 466, 3.77%, 03/01/12 (a) (b)	10,245,000
20,000,000	Ohio State University, Commercial Paper, Series 2007-H, 3.68%, 07/17/07	20,000,000
8,400,000	Oklahoma State, Water Resource Board Revenue Bonds, Loan Program, 3.65%, 09/01/24 (a)	8,400,000
11,560,000	Oregon State, Veterans Welfare General Obligation Bonds, Series 86, 3.90%, 06/01/40 (a)	11,560,000
17,000,000	Orlando, Florida, Utilities Communication Systems Revenue Bonds, PUTTERS, Series 1557B, 3.79%, 10/01/13 (a) (b)	17,000,000
30,000,000	Pennsylvania State, General Obligation Bonds, P-Floats, Series PT 4160, 3.78%, 11/01/24 (a) (b)	30,000,000
9,460,000	Pflugerville, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2005-17, 3.79%, 02/15/13 (a) (b)	9,460,000
18,050,000	Richland County, South Carolina, School District No. 002 General Obligation Bonds, FLOATERS, Series 1646, (FGIC), 3.80%, 02/01/10 (a) (b)	18,050,000
14,215,000	San Antonio, Texas, Hotel Occupancy Revenue Bonds, PUTTERS, Series 1693, (FSA), 3.79%, 02/15/12 (a) (b)	14,215,000
14,500,000	San Antonio, Texas, Water Revenue Bonds, EAGLE, Class A, (MBIA), 3.80%, 05/15/40 (a) (b)	14,500,000
40,000,000	San Antonio, Texas, Water Revenue Bonds, EAGLE, Class A, (MBIA), 3.80%, 05/15/40 (a) (b)	40,000,000
14,000,000	South Carolina State, Munitops Certificates Trust, General Obligation Bonds, (FSA), 3.78%, 03/01/11 (a) (b)	14,000,000
13,175,000	South Carolina State, Public Service Authority Revenue Bonds, PUTTERS, Series 1198, (MBIA), 3.78%, 07/01/13 (a) (b)	13,175,000
44,000,000	St. James Parish, Louisiana, Pollution Control Commercial Paper, Texaco Project, 3.72%, 07/12/07	44,000,000
18,715,000	Tarrant, Texas, Regulation Water District Revenue Bonds, FLOATERS, Series 3425. (FGIC), 3.80%, 03/01/28 (a) (b)	18,715,000

7,065,000	Texas State, General Obligation Bonds, PUTTERS, Series 1645, 3.80%, 10/01/14 (a) (b)	7,065,000
20,785,000	Texas State, General Obligation Bonds, P-Floats, Series PT 4177, 3.80%, 04/01/37 (a) (b)	20,785,000
22,000,000	Texas State, General Obligation Bonds, Series B, (Mandatory Put 09/05/07 @ 100), 3.52%, 04/01/36	22,000,000
53,200,000	Texas State, Southwest Higher Education Authority Revenue Bonds, Southern Methodist University, 3.70%, 10/01/36 (a)	53,200,000
25,000,000	Texas State, Tax & Revenue Anticipation Notes, 4.50%, 08/31/07	25,031,303
10,980,000	Texas State, Transportation Commission Revenue Bonds, PUTTERS, Series 1324, 3.79%, 04/01/14 (a) (b)	10,980,000
8,700,000	Thurston County, Washington, School District General Obligation Bonds, PUTTERS, Series 1108, (MBIA), 3.80%, 06/01/13 (a) (b)	8,700,000
8,090,000	Tyler, Texas, Junior College District Revenue Bonds, FLOATERS, Series 1560, (AMBAC), 3.79%, 08/15/36 (a) (b)	8,090,000
21,465,000	University of Hawaii, Revenue Bonds, FLOATERS, Series 1546, (MBIA), 3.83%, 10/01/36 (a) (b) (c)	21,465,000
32,000,000	University of North Carolina, Board of Governors Commercial Paper, Series 2004-B, 3.65%, 07/17/07	32,000,000
16,800,000	University of Texas, Permanent University Fund Revenue Bonds, FLOATER, Series 1574, 3.79%, 07/01/26 (a) (b)	16,800,000
14,150,000	University of Texas, University Revenue Bonds, P-Floats, MT 354, 3.79%, 08/15/20 (a) (b)	14,150,000
3,015,000	University of Vermont, Commercial Paper, 3.63%, 07/10/07	3,015,000
20,760,000	Utah State, Transportation Authority Revenue Bonds, P-Floats, Series PZ 261, 3.80%, 06/15/28 (a) (b)	20,760,000
14,224,500	Virginia Commonwealth, Transportation Board, Revenue Bonds, Floating Rate Certificates, Series 727, 3.79%, 05/15/19 (a) (b)	14,224,500
26,075,000	Washington State, General Obligation Bonds, FLOATERS, Series 1161, (AMBAC), 3.79%, 07/01/24 (a) (b)	26,075,000
7,590,000	Washington State, General Obligation Bonds, P-Floats, PT 3863, (AMBAC), 3.80%, 01/01/22 (a) (b)	7,590,000
12,145,000	Washington State, General Obligation Bonds, P-Floats, PT 3874, (FSA), 3.80%, 01/01/30 (a) (b)	12,145,000
9,745,000	Washoe County, Nevada, General Obligation Bonds, Floating Rate Certificates, Series 1241, (MBIA), 3.79%, 01/01/35 (a) (b)	9,745,000
15,170,000	Wisconsin State, Clean Water Revenue Bonds, PUTTERS, Series 1509, 3.79%, 06/01/13 (a) (b)	15,170,000
11,275,000	Wisconsin State, Transportation Authority Revenue Commercial Paper, 3.63%, 08/07/07	11,275,000
29,000,000	Wisconsin State, Transportation Authority Revenue Commercial Paper, Series 2006-B, 3.67%, 08/17/07	29,000,000
39,643,000	Wisconsin State, Transportation Authority Revenue Commercial Paper, 3.62%, 10/05/07	39,643,000
6,830,000	Wisconsin State, Transportation Revenue Bonds, P-Floats, PT 3929, (FGIC), 3.80%, 07/01/26 (a) (b)	6,830,000
10,240,000	York County, South Carolina, School District 4 General Obligation Bonds, Fort Mill, TOCS, Series F, 3.77%, 03/09/12 (a) (b)	10,240,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $1,750,628,919)		1,750,628,919

TAX-EXEMPT CASH EQUIVALENT SECURITIES - BACKED BY LETTERS OF CREDIT (6.63%):
15,000,000	Atlanta, Georgia, Metropolitan Transit Authority, Sales Tax Commercial Paper, (DEXIA CREDIT LOCAL), 3.65%, 08/08/07	15,000,000
30,000,000	Atlanta, Georgia, Metropolitan Transit Authority, Sales Tax Commercial Paper, (DEXIA CREDIT LOCAL), 3.64%, 09/10/07	30,000,000
29,900,000	Baltimore, Maryland, Port Facilities Authority Revenue Bonds, (BNP PARIBAS), 3.60%, 10/14/11 (a)	29,900,000
18,000,000	Des Moines, Iowa, Hospital Facilities Authority Revenue Bonds, Methodist Medical Center Project, (WACHOVIA BANK N.A.), 3.77%, 08/01/15 (a)	18,000,000
7,000,000	Kenton County, Kentucky, Industrial Building Authority Revenue Bonds, Redken Labs, Inc. Project, (JP MORGAN CHASE BANK), 3.75%, 12/01/14 (a)	7,000,000
16,700,000	Michigan State, General Obligation Anticipation Notes, Series A, (DEPFA BANK PLC), 4.25%, 09/28/07	16,723,869
11,900,000	Michigan State, Municipal Bond Authority Revenue Bonds, Series B-2, (BANK OF NOVA SCOTIA), 4.50%, 08/20/07	11,913,369

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES - BACKED BY LETTERS OF CREDIT (Cost $128,537,238)		128,537,238

Shares
REGISTERED INVESTMENT COMPANIES (0.00%):
1	BlackRock Muni Fund	1
1	Dreyfus Tax Exempt Cash Fund	1

Total REGISTERED INVESTMENT COMPANIES (Cost $2)		2

Total Investments (Cost $1,879,166,159) (d) - 96.97%		$1,879,166,159
Other assets in excess of liabilities - 3.03%		58,650,600

NET ASSETS - 100.00%		$1,937,816,759

(a)	Variable Rate Security – The rate disclosed is as of June 30, 2007
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to $954,582,500 or 49.26% of net assets.
(c)	Represents an illiquid security as of June 30, 2007
(d)	The cost basis for federal income tax purposes is $1,879,215,698, with gross unrealized appreciation of $- and gross unrealized depreciation of $(49,539).

AMBAC – American Municipal Bond Assurance Corp.

FGIC – Financial Guaranty Insurance Corp.

FSA – Financial Security Assurance

MBIA – Municipal Bond Insurance Association

PSF-GTD – Permanent School Fund – Guaranteed

Security Valuation:

Securities are valued at amortized cost, which has been determined by the Fund’s Board of Directors to represent the fair value of the Fund’s investments. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

Mutual funds are valued at their respective net asset values as determined by those Funds in accordance with the Investment Company Act of 1940, as amended.

Excelsior Tax-Exempt Funds, Inc.
California Short-Intermediate Term Tax-Exempt Income Fund
Portfolio of Investments	June 30, 2007
(Unaudited)

Principal Amount		Value
TAX-EXEMPT SECURITIES (85.13%):
$ 1,500,000	Anaheim, California, Public Financing Authority Revenue Bonds, Distribution Systems, (AMBAC), 5.00%, 10/01/13	$1,588,800
1,000,000	California State Department of Transportation Revenue Bonds, Federal Highway Grant Anticipation Bonds, Series A, (FGIC), 4.50%, 02/01/13	1,028,750
1,000,000	California State Department of Water Resources Central Valley Project Revenue Bonds, Series Y, 5.00%, 12/01/10	1,039,260
1,500,000	California State Department of Water Resources Revenue Bonds, Series W, (AMBAC), 5.50%, 12/01/09	1,561,185
2,000,000	California State Economic Recovery, General Obligation Bonds, Series B, (Mandatory Put 07/01/07 @ 100), 5.00%, 07/01/23	2,000,000
1,000,000	California State Economic Recovery, Special Sales Tax Revenue Bonds, Series A, (FGIC), 5.25%, 07/01/14	1,074,290
2,000,000	California State General Obligation Bonds, 5.00%, 02/01/11	2,068,600
1,000,000	California State University Systemwide Revenue Bonds, Series A, (AMBAC), 5.00%, 11/01/12	1,051,370
1,000,000	California Statewide Communities Development Authority Revenue Bonds, California Endowment, 5.00%, 07/01/13	1,054,420
3,000,000	California Statewide Communities Development Authority Revenue Bonds, John Muir Health, Series A, 5.00%, 08/15/17	3,120,060
1,000,000	Central Valley, California, School District Financing Authority Revenue Bonds, Series A, (MBIA), 6.15%, 08/01/09	1,046,170
1,000,000	Contra Costa, California, Transportation Authority Sales Tax Revenue Bonds, Series A, (FGIC), 6.00%, 03/01/08	1,014,700
975,000	Foothill- De Anza, California, Community College District General Obligation Bonds, (FGIC), 5.00%, 08/01/14	1,022,980
355,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Revenue Bonds, Enhanced-Asset Backed, Series A, 5.00%, 06/01/15	357,531
3,500,000	Los Angeles County, California, Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series A, (FSA), 5.25%, 07/01/10	3,634,260
1,000,000	Los Angeles, California, Department of Water & Power Revenue Bonds, Power System, Series A, Sub-Series A-1, (MBIA), 5.00%, 07/01/14	1,054,420
1,000,000	Los Angeles, California, General Obligation Bonds, Series A, (MBIA), 4.00%, 09/01/13	1,004,300
1,000,000	Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, (FGIC), 5.00%, 02/01/13	1,053,560
1,000,000	Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, Series A, (FSA), 5.00%, 02/01/10	1,030,100
1,000,000	Napa County, California, Flood Protection & Watershed Improvement Authority, General Obligation Bonds, (AMBAC), 4.50%, 06/15/12	1,028,080
1,150,000	Orange County, California, Local Transportation Authority Sales Tax Revenue Bonds, (AMBAC), 6.20%, 02/14/11	1,224,934
1,100,000	Orange County, California, Local Transportation Authority Sales Tax Revenue Bonds, 1st Senior, (AMBAC), 6.00%, 02/15/08	1,115,433
1,000,000	Rancho, California, Water District Financing Authority Revenue Bonds, Series A, (FSA), 5.50%, 08/01/10	1,050,010
1,000,000	San Diego County, California, Certificates of Participation, (AMBAC), 5.00%, 11/01/11	1,044,930
1,000,000	San Diego, California, Public Facilities Financing Authority Sewer Revenue Bonds, (FGIC), 5.20%, 05/15/13	1,001,170
1,000,000	San Diego, California, Public Facilities Financing Authority Water Revenue Bonds, (MBIA), 5.00%, 08/01/11	1,044,470
1,000,000	San Francisco, California, City & County Public Utilities Communication Clean Water Revenue Bond, (MBIA), 5.00%, 10/01/13	1,054,960
3,000,000	San Francisco, California, State Building Authority Lease Revenue Bonds, California State & San Francisco Civic Center, Series A, 5.00%, 12/01/12	3,134,040
1,000,000	San Mateo, Foster City, California, School Facilities Financing Authority Revenue Bond, (FSA), 4.00%, 08/15/12	1,005,940
1,075,000	Santa Clara County, California, Financing Authority Lease Revenue Bonds, Multiple Facilities Project, Series A, (AMBAC), 4.50%, 05/15/12	1,088,771

1,000,000	Southern California Public Power Authority Revenue Bonds, Transmission Project, Series A, (MBIA), 5.25%, 07/01/09	1,024,950
1,000,000	Southern California Public Power Authority Revenue Bonds, Transmission Project, Series B, (FSA), 4.25%, 07/01/11	1,016,140

Total TAX-EXEMPT SECURITIES (Cost $43,036,537)		42,638,584

TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (12.45%):
2,000,000	Riverside, California, Water Revenue Bonds, (FGIC) (Prerefunded 10/01/11 @ 101), 5.00%, 10/01/26	2,107,660
1,000,000	Sacramento, California, City Financing Authority Revenue Bonds, City Hall, Series A, (FSA) (Prerefunded 12/01/12 @ 100), 5.25%, 12/01/17	1,065,690
3,000,000	San Diego County, California, Water Authority Certificates of Participation, Series A, (FGIC) (Prerefunded 05/01/08 @ 101), 5.00%, 05/01/14	3,061,980

Total TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (Cost $6,366,429)		6,235,330

Shares
REGISTERED INVESTMENT COMPANIES (1.26%):
124,027	BlackRock California Money Fund	$124,027
507,600	Federated California Money Fund	507,600

Total REGISTERED INVESTMENT COMPANIES (Cost $631,627)		631,627

Total Investments (Cost $50,034,593) (a) (b) - 98.84%		$49,505,541
Other assets in excess of liabilities - 1.16%		579,052

NET ASSETS - 100.00%		$50,084,593

(a)	Cost for federal income tax purposes is $50,035,086
(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Depreciation
$38,587	$(568,132)	$(529,545)

AMBAC – American Municipal Bond Assurance Corp.

FGIC – Financial Guaranty Insurance Corp.

FSA – Financial Security Assurance

MBIA – Municipal Bond Insurance Association

Security Valuation:

Short-term debt instruments that mature in 60 days or less are valued at amortized cost, which approximates market value. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. The third-party pricing agents value debt securities at an evaluated price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.

Investments in securities that are traded on recognized domestic and foreign stock exchanges are valued at the last sale price on the exchange on which such securities are primarily traded or at the last quoted sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter sale prices. Equity securities that are traded on the NASDAQ National Market System for which quotations are readily available are valued at the official closing price. Securities for which market quotations or valuation by pricing agent are not readily available are valued in good faith at fair value pursuant to procedures adopted by the Board of Directors.

Mutual funds are valued at their respective net asset values as determined by those Funds in accordance with the Investment Company Act of 1940, as amended.

Excelsior Tax-Exempt Funds, Inc.

Intermediate-Term Tax-Exempt Fund
Portfolio of Investments	June 30, 2007
(Unaudited)

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES (4.50%):
$ 10,000,000	Massachusetts State General Obligation Bonds, Series A, 4.13%, 11/01/25 (a)	$9,999,500
7,600,000	Oregon State Veterans Welfare General Obligation Bonds, Series 85, (SPA: Dexia Credit Local), 3.90%, 06/01/41 (a)	7,600,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $17,600,000)		17,599,500

TAX-EXEMPT SECURITIES (91.00%):
1,000,000	Arkansas State Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer Research Center Project, (AMBAC), 0.00%, 07/01/23 (b)	478,270
10,000,000	California State Bay Area Infrastructure Financing Authority Revenue Bonds, State Payment Acceleration Notes, (FGIC), 5.00%, 08/01/17	10,534,800
5,000,000	California State Department of Veteran Affairs, Home Purchase Revenue Bonds, Series A, 4.50%, 12/01/23	4,767,950
6,000,000	California State Department of Water Residential Power Supply Revenue Bonds, Series A, (AMBAC), 5.50%, 05/01/14	6,448,560
4,740,000	California State General Obligation Bonds, 5.00%, 06/01/08	4,795,885
5,000,000	California State General Obligation Bonds, 5.00%, 08/01/21	5,170,900
10,000,000	Chicago, Illinois, O’Hare International Airport Revenue Bonds, Series B, (MBIA), 5.25%, 01/01/17	10,693,600
10,000,000	Colorado Springs, Colorado, Utilities Revenue Bonds, Series A, 5.25%, 11/15/10	10,420,900
6,125,000	Contra Costa, California, Water District Revenue Bonds, Series J, (FGIC), 5.38%, 10/01/29	6,396,889
10,000,000	Dallas, Texas, Water Works & Sewer System Revenue Bonds, (FSA), 5.38%, 10/01/12	10,653,200
2,820,000	Detroit, Michigan, Sewage Disposal Revenue Bonds, Senior Lien, Series A, (FSA), 5.00%, 07/01/14	2,958,124
6,200,000	Fairfax County, Virginia, Refunding & Public Improvement General Obligation Bonds, Series A, 5.25%, 04/01/08	6,267,704
10,000,000	Florida State Division Board Finance Department, General Services Revenue Bonds Department of Environmental Protection- Preservation 2000, Series A, (FSA), 6.00%, 07/01/13	11,033,400
10,000,000	Florida State Hurricane Catastrophe Fund Finance Corporation Revenue Bonds, Series A, 5.00%, 07/01/10	10,276,200
5,000,000	Fresno, California, Sewer Revenue Bonds, Series A-1, (AMBAC), 5.25%, 09/01/19	5,381,650
3,580,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series A-1, 4.50%, 06/01/27	3,447,576
5,535,000	Hamilton County, Ohio, Sewer System Revenue Bonds, Series A, (MBIA), 5.00%, 12/01/15	5,872,082
10,000,000	Hawaii State General Obligation Bonds, Series CY, (FSA), 5.50%, 02/01/12	10,629,400
5,000,000	Houston, Texas, Independent School District General Obligation Bonds, (PSF-GTD), 4.50%, 02/15/25	4,840,150
2,000,000	Illinois State Toll Highway Authority Revenue Bonds, Senior Priority, Series A-1, (FSA), 5.00%, 01/01/18	2,108,040
5,000,000	Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Clarian Health Obligation Group, Series B, 5.00%, 02/15/22	5,055,550
10,375,000	Jackson County, Missouri, Special Obligation Revenue Bonds, Harry S. Truman Sports Complex, (AMBAC), 5.00%, 12/01/09	10,655,851
10,000,000	Jefferson County, Colorado, School District General Obligation Bonds, (MBIA), 6.50%, 12/15/11	11,034,100
10,000,000	Los Angeles, California, Department of Water & Power Revenue Bonds, Series B, (MBIA), 5.00%, 07/01/13	10,571,500
5,040,000	Miami-Dade County, Florida, Transit Sales Surtax Revenue Bonds, (XLCA), 5.00%, 07/01/19	5,270,126
10,000,000	Michigan State Building Authority Revenue Bonds, Facilities Program, Series I, (FSA), 5.25%, 10/15/14	10,641,600
5,725,000	Moreno Valley, California, United School District General Obligation Bonds, (MBIA), 5.00%, 08/01/20	6,140,177
5,720,000	Nassau County, New York, Interim Finance Authority Revenue Bonds, Sales Tax Revenue, Series B, (AMBAC), 5.00%, 11/15/14	6,028,308

10,000,000	New Jersey State General Obligation Bonds, Series D, 6.00%, 02/15/11	10,672,700
3,000,000	New Jersey State Tobacco Settlement Financing Corporation Revenue Bonds, Series 1A, 4.25%, 06/01/11	2,991,360
9,300,000	New Jersey State Tobacco Settlement Financing Corporation Revenue Bonds, Series 1A, 4.50%, 06/01/23	9,000,168
4,000,000	New Jersey State Transportation Trust Fund Authority Revenue Bonds, (FSA-CR), 5.25%, 12/15/22	4,373,360
9,530,000	New Jersey State Transportation Trust Fund Authority Revenue Bonds, Grant Anticipation Bonds, Series A, (FGIC), 5.00%, 06/15/10	9,807,990
10,000,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue Bonds, Series A, (FSA), 5.38%, 06/15/16	10,620,300
10,000,000	New York State Dormitory Authority Revenue Bonds, State University Educational Facilities, Series B, (FSA), 5.25%, 05/15/11	10,468,100
5,790,000	Palm Beach County, Florida, Public Improvement Revenue Bonds, Parking Facilities Expansion Project, (MBIA), 5.00%, 12/01/26	5,982,865
5,070,000	Pennsylvania State, General Obligation Bonds, Series 4, 5.00%, 07/01/09	5,179,613
5,000,000	Puerto Rico Commonwealth Public Improvement General Obligation Bonds, Series B, 5.25%, 07/01/16	5,316,500
8,000,000	San Antonio, Texas, Electric & Gas Revenue Bonds, Series A, 5.25%, 02/01/16	8,233,280
7,600,000	San Joaquin Hills, California, Transportation Corridor Agency Toll Road Revenue Bonds, Series A, (MBIA), 0.00%, 01/15/12 (b)	6,310,204
5,000,000	South Carolina State Highway General Obligation Bonds, Series B, 5.00%, 04/01/16	5,213,600
10,000,000	South Carolina State Public Services Authority Revenue Bonds, Series A, (FSA), 5.50%, 01/01/11	10,490,500
12,150,000	St. Louis, Missouri, Airport Revenue Bonds, Lambert International Airport, Series A, (FSA), 5.00%, 07/01/21	12,694,077
2,000,000	St. Louis, Missouri, Airport Revenue Bonds, Lambert International Airport, Series A, (FSA), 5.00%, 07/01/25	2,071,600
2,000,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue Bonds, Senior Lien, Series A, 5.25%, 12/15/23	2,127,320
4,815,000	Texas State Public Finance Authority General Obligation Bonds, Series A, 5.00%, 10/01/23	4,978,758
3,500,000	Texas State Transportation Commission Revenue Bonds, First Tier, 5.00%, 04/01/08	3,530,870
6,000,000	Triborough Bridge & Tunnel Authority, New York, Highway Revenue Bonds, Series B, 5.00%, 11/15/20	6,198,900
6,285,000	Virginia State Public School Authority Revenue Bonds, 1997 Resolution, Series C, 5.00%, 08/01/16	6,652,484
3,760,000	Virginia State Residential Authority Clean Water Revenue Bonds, Clean Water State Revolving Fund, 5.00%, 10/01/17	4,020,906
10,000,000	Washington State Various Purposes General Obligation Bonds, Series R-03-A, (MBIA), 5.00%, 01/01/18	10,303,500

Total TAX-EXEMPT SECURITIES (Cost $357,239,811)		355,811,447

TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (3.28%):
7,180,000	Detroit, Michigan, Sewage Disposal Revenue Bonds, Senior Lien, Series A, (Prerefunded 07/01/13 @ 100), 5.00%, 07/01/14	7,543,380
5,000,000	New York State Tobacco Settlement Asset Securitizaton Corporation Revenue Bonds, Series 1, (Prerefunded 07/15/09 @ 101), 6.38%, 07/15/39	5,291,200

Total TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (Cost $13,041,263)		12,834,580

Shares
REGISTERED INVESTMENT COMPANIES (0.16%):
625,275	BlackRock Muni Fund	625,275
1	Dreyfus Tax Exempt Cash Fund	1

Total REGISTERED INVESTMENT COMPANIES (Cost $625,276)		625,276

Total Investments (Cost $388,506,350) (c) (d) - 98.94%		$386,870,803
Other assets in excess of liabilities - 1.06%		4,161,477

NET ASSETS - 100.00%		$391,032,280

(a)	Variable Rate Security – The rate disclosed is as of June 30, 2007
(b)	Zero-Coupon Bond
(c)	Represents cost for financial reporting and federal income tax purposes

(d)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Depreciation
$2,175,912	$(3,811,459)	$(1,635,547)

AMBAC – American Municipal Bond Assurance Corp.

FGIC – Financial Guaranty Insurance Corp.

FSA – Financial Security Assurance

FSA-CR – Financial Security Assurance Custodial Receipts

MBIA – Municipal Bond Insurance Association

SPA – Standby Purchase Agreement

XLCA – XL Capital Assurance

PSF-GTD – Public School Fund – Guaranteed

Security Valuation:

Short-term debt instruments that mature in 60 days or less are valued at amortized cost, which approximates market value. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. The third-party pricing agents value debt securities at an evaluated price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.

Investments in securities that are traded on recognized domestic and foreign stock exchanges are valued at the last sale price on the exchange on which such securities are primarily traded or at the last quoted sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter sale prices. Equity securities that are traded on the NASDAQ National Market System for which quotations are readily available are valued at the official closing price. Securities for which market quotations or valuation by pricing agent are not readily available are valued in good faith at fair value pursuant to procedures adopted by the Board of Directors.

Mutual funds are valued at their respective net asset values as determined by those Funds in accordance with the Investment Company Act of 1940, as amended.

Excelsior Tax-Exempt Funds, Inc.

Long-Term Tax-Exempt Fund
Portfolio of Investments	June 30, 2007
(Unaudited)

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES (3.26%):
$ 400,000	Loudoun County, Virginia, Industrial Development Authority Revenue Bonds, Howard Hughes Medical Institution, Series A, 3.92%, 02/15/38 (a)	$400,000
900,000	University of Delaware Revenue Bonds, Series B (SPA: Landesbank Hessen), 3.78%, 11/01/26 (a)	900,000
800,000	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Project, Series B, 3.92%, 07/01/37 (a)	800,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $2,100,000)		2,100,000

TAX-EXEMPT CASH EQUIVALENT SECURITIES - BACKED BY LETTERS OF CREDIT (0.93%):
600,000	Richmond, Virginia, Industrial Development Authority Revenue Bonds, Church Schools, (SUNTRUST BANK), 3.95%, 12/01/31 (a)	600,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES - BACKED BY LETTERS OF CREDIT (Cost $600,000)		600,000

TAX-EXEMPT SECURITIES (76.34%):
1,000,000	California State Department of Water Residential Power Supply Revenue Bonds, Series A, (AMBAC), 5.50%, 05/01/14	1,074,760
2,500,000	California Statewide Communities Development Authority Revenue Bonds, Southern California Edison Co., Series A, (XLCA), (Mandatory Put 04/01/13 @ 100), 4.10%, 04/01/28	2,497,325
2,000,000	Chicago, Illinois, General Obligation Bonds, (FGIC), 5.25%, 01/01/28	2,059,700
1,000,000	Cincinnati, Ohio, City School District General Obligation Bonds, Classroom Construction & Improvements, (FGIC), 5.25%, 12/01/30	1,106,260
3,000,000	Clark County, Nevada, School District General Obligation Bonds, Series A, (FSA), 5.00%, 06/15/15	3,165,389
2,500,000	Detroit, Michigan, City School District General Obligation Bonds, School Building & Improvement, Series A, (FSA), 5.00%, 05/01/17	2,626,925
2,000,000	District Of Columbia, General Obligation Bonds, Series A, (MBIA), 5.25%, 06/01/27	2,035,500
2,000,000	Florida State Hurricane Catastrophe Fund Finance Corporation Revenue Bonds, Series A, 5.00%, 07/01/10	2,055,240
1,800,000	Fort Bend, Texas, Independent School District General Obligation Bonds, (PSF-GTD), 5.38%, 02/15/24	1,833,930
650,000	Indiana Health & Educational Facility Financing Authority Hospital Revenue Bonds, Clarian Health Obligation, Series A, 5.00%, 02/15/39	646,893
3,000,000	Johnson City, Tennessee, Health & Educational Facilities Board Hospital Revenue Bonds, Mountain States Health Alliance, Series A, 5.50%, 07/01/36	3,114,120
1,500,000	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, 5.50%, 09/01/36 (b)	1,553,340
2,000,000	Michigan State Hospital Finance Authority Revenue Bonds, Henry Ford Health Systems, Series A, 5.25%, 11/15/32	2,051,920
1,000,000	Montgomery, Alabama, Medical Clinic Board Health Care Facility Revenue Bonds, Jackson Hospital & Clinic, 4.75%, 03/01/36	924,880
500,000	New Hampshire Health & Education Facilities Authority Revenue Bonds, The Memorial Hospital, 5.25%, 06/01/36	510,310
1,860,000	New Jersey State Tobacco Settlement Financing Corporation Revenue Bonds, Series 1A, 4.50%, 06/01/23	1,800,034
2,000,000	New York City, New York, General Obligation Bonds, Series M, 5.00%, 04/01/22	2,065,920
2,000,000	New York City, New York, Industrial Development Agency Revenue Bonds, Yankee Stadium, (FGIC), 5.00%, 03/01/46	2,054,600
2,000,000	New York Metropolitan Transportation Authority Revenue Bonds, Series A, (AMBAC), 5.50%, 11/15/14	2,184,220
2,000,000	New York State Dormitory Authority Revenue Bonds, Non-State Supported Debt, New York University Hospital Center, Series A, 5.00%, 07/01/20	2,021,640
2,000,000	New York State Environmental Facilities Revenue Bonds, Clean Water & Drinking Revolving Foods, 2nd Resolution, 5.00%, 06/15/26	2,075,940
2,000,000	Purdue University, Indiana, Certificates of Participation, 5.25%, 07/01/22	2,178,220
2,500,000	San Joaquin Hills, California, Transportation Corridor Agency Toll Road Revenue Bonds, Series A, (MBIA), 0.00%, 01/15/12 (c)	2,075,725

1,000,000	Seneca Nation Indians, New York, Capital Imports Authority, Special Obligation Revenue Bonds, Series A, 5.00%, 12/01/23 (b)	984,890
1,500,000	St. Louis, Missouri, Airport Revenue Bonds, Lambert International Airport, Series A, (FSA), 5.00%, 07/01/20	1,569,630
1,250,000	Tennessee Energy Acquisition Corp. Gas Revenue Bonds, Series A, 5.25%, 09/01/26	1,329,588
1,500,000	University of California Revenue Bonds, Series J, (MBIA), 5.00%, 05/15/12	1,574,385

Total TAX-EXEMPT SECURITIES (Cost $49,625,931)		49,171,284

TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (18.19%):
3,000,000	Houston, Texas, Water & Sewer System Revenue Bonds, Series A, (FSA) (Prerefunded 12/01/12 @ 100), 5.00%, 12/01/30	3,138,480
2,000,000	Long Island Power Authority, New York Electric System Revenue Bonds, Series A, (FSA) (Escrowed to Maturity), 5.25%, 12/01/14	2,150,840
3,000,000	New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Systems, Series C, (Prerefunded 06/15/13 @ 100), 5.50%, 06/15/23	3,234,270
3,000,000	Pennsylvania State General Obligation Bonds, 2nd Series, (FSA) (Prerefunded 05/01/12 @ 100), 5.50%, 05/01/16	3,196,740

Total TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (Cost $11,671,171)		11,720,330

Shares
REGISTERED INVESTMENT COMPANIES (0.24%):
157,488	BlackRock Muni Fund	157,488
1	Dreyfus Tax Exempt Cash Fund	1

Total REGISTERED INVESTMENT COMPANIES (Cost $157,489)		157,489

Total Investments (Cost $64,154,591) (d) (e) - 98.96%		$63,749,103
Other assets in excess of liabilities - 1.04%		671,310

NET ASSETS - 100.00%		$64,420,413

(a)	Variable Rate Security – The rate disclosed is as of June 30, 2007
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to $2,538,230 or 3.94% of net assets.
(c)	Zero-Coupon Security
(d)	Cost for federal income tax purposes is $64,154,592
(e)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Depreciation
$278,153	$(683,642)	$(405,489)

AMBAC – American Municipal Bond Assurance Corporation

FGIC – Financial Guaranty Insurance Corporation

FSA – Financial Security Assurance

MBIA – Municipal Bond Insurance Association

PSF-GTD – Public School Fund – Guaranteed

SPA - Standby Purchase Agreement

XLCA – XL Capital Assurance

Security Valuation:

Short-term debt instruments that mature in 60 days or less are valued at amortized cost, which approximates market value. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. The third-party pricing agents value debt securities at an evaluated price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.

Investments in securities that are traded on recognized domestic and foreign stock exchanges are valued at the last sale price on the exchange on which such securities are primarily traded or at the last quoted sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter sale prices. Equity securities that are traded on the NASDAQ National Market System for which quotations are readily available are valued at the official closing price. Securities for which market quotations or valuation by pricing agent are not readily available are valued in good faith at fair value pursuant to procedures adopted by the Board of Directors.

Mutual funds are valued at their respective net asset values as determined by those Funds in accordance with the Investment Company Act of 1940, as amended.

Excelsior Tax-Exempt Funds, Inc.

New York Intermediate-Term Tax-Exempt Fund

Portfolio of Investments	June 30, 2007
(Unaudited)

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES (1.08%):
$ 1,000,000	New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series A, (SPA: Dexia Credit Local), 3.73%, 11/01/35 (a)	$1,000,000
500,000	Port Authority of New York & New Jersey, Special Obligation Revenue Bonds, Versatile Structure Obligation, Series 2, (SPA: JP Morgan Chase & Co.), 3.81%, 05/01/19 (a)	500,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $1,500,000)		1,500,000

TAX-EXEMPT CASH EQUIVALENT SECURITIES - BACKED BY LETTERS OF CREDIT (2.10%):
2,900,000	New York State Dormitory Authority Revenue Bonds, Oxford University, (LANDESBANK HESSEN), 3.92%, 07/01/23 (a)	2,900,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES - BACKED BY LETTERS OF CREDIT (Cost $2,900,000)		2,900,000

TAX-EXEMPT SECURITIES (77.77%):
2,565,000	Babylon, New York, General Obligation Bonds, (AMBAC), 5.00%, 01/01/13	2,691,557
5,000,000	Nassau County, New York, Interim Finance Authority, Sales Tax Revenue Bonds, Series H, (AMBAC), 5.25%, 11/15/15	5,404,800
4,000,000	New York City, New York, General Obligation Bonds, Series C, 5.00%, 01/01/15	4,198,520
2,430,000	New York City, New York, General Obligation Bonds, Series G, 5.00%, 12/01/19	2,521,198
850,000	New York City, New York, Industrial Development Agency Revenue Bonds, Queens Baseball Stadium, (AMBAC), 5.00%, 01/01/19	897,311
1,000,000	New York City, New York, Industrial Development Agency Revenue Bonds, Queens Baseball Stadium, (AMBAC), 5.00%, 01/01/20	1,054,860
1,150,000	New York City, New York, Industrial Development Agency Revenue Bonds, Yankee Stadium Project, (MBIA), 5.00%, 03/01/15	1,215,033
2,280,000	New York City, New York, Metropolitan Transportation Authority Revenue Bonds, (CIFG), 5.00%, 11/15/22	2,383,922
5,000,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue Bonds, Series A, (FSA), 5.38%, 06/15/16	5,310,150
4,000,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue Bonds, Series D, 5.13%, 06/15/19	4,178,080
2,150,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series A, 5.25%, 11/01/10	2,239,505
3,000,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series A-1, 5.00%, 11/01/19	3,138,060
2,000,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series B, 5.25%, 08/01/17	2,116,960
3,000,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series S-1, 5.00%, 07/15/11	3,108,300
4,300,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series S-2, 5.00%, 01/15/21	4,526,352
1,000,000	New York State Dormitory Authority Revenue Bonds, New York University, Series A, 5.00%, 07/01/10	1,014,950
1,000,000	New York State Dormitory Authority Revenue Bonds, New York University, Series A, 5.00%, 07/01/12	1,020,320
5,000,000	New York State Dormitory Authority Revenue Bonds, New York University, Series A, (AMBAC), 5.75%, 07/01/12	5,403,900
4,720,000	New York State Dormitory Authority Revenue Bonds, State Personal Income Tax, Series D, (FGIC), 5.00%, 03/15/09	4,814,164
3,525,000	New York State Energy Research & Development Authority, Pollution Control Revenue Bonds, Niagara Mohawk Power Project, Series A, (AMBAC), 5.15%, 11/01/25	3,641,537
6,000,000	New York State Environmental Facilties Revenue Bonds, NYC Municipal Water Project, Series K, 5.00%, 06/15/12	6,288,539

5,000,000	New York State Local Government Assistance Corporation Revenue Bonds, Series A-1, (FSA), 5.00%, 04/01/12	5,229,000
6,500,000	New York State Sales Tax Asset Receivable Corporation Revenue Bonds, Series A, (MBIA), 5.00%, 10/15/22	6,781,319

2,500,000	New York State Tollway Authority, Highway & Bridge Trust Fund Revenue Bonds, Series B, (AMBAC), 5.00%, 04/01/19	2,623,700
2,015,000	New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series B, 5.25%, 11/15/13	2,150,468
500,000	Oneida County, New York Industrial Developmental Agency, Civic Facility Revenue Bonds, Hamilton College, PJ-Series A, 0.00%, 07/01/18 (b)	301,560
895,000	Onondaga County, New York, Water Authority Revenue Bonds, Series A, (AMBAC), 5.00%, 09/15/22	933,431
940,000	Onondaga County, New York, Water Authority Revenue Bonds, Series A, (AMBAC), 5.00%, 09/15/23	980,364
5,000,000	Puerto Rico Electric Power Authority Revenue Bonds, Series BB, (MBIA), 6.00%, 07/01/11	5,372,950
1,500,000	Puerto Rico Public Improvement General Obligation Bonds, Series A, 5.25%, 07/01/22	1,581,285
2,500,000	Seneca Nation Indians, New York, Capital Imports Authority, Special Obligation Revenue Bonds, Series A, 5.00%, 12/01/23	2,462,225
1,000,000	Seneca Nation Indians, New York, Capital Imports Authority, Speical Obligation Revenue Bonds, Series A, 5.25%, 12/01/16	1,022,500
2,000,000	Suffolk County, New York, Public Improvement General Obligation Bonds, Series A, (CIFG), 5.00%, 05/01/08	2,021,580
3,750,000	Troy, New York, Industrial Development Authority Civic Facility Revenue Bonds, Rensselaer Polytech, Series E, (XLCA), (Mandatory Put 09/01/11 @ 100), 4.05%, 04/01/37	3,739,913
2,425,000	Yonkers, New York, General Obligation Bonds, Series B, (MBIA), 5.00%, 08/01/21	2,526,220
2,545,000	Yonkers, New York, General Obligation Bonds, Series B, (MBIA), 5.00%, 08/01/22	2,645,960

Total TAX-EXEMPT SECURITIES (Cost $107,925,140)		107,540,493

TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (17.99%):
5,000,000	Long Island Power Authority, New York Electric System Revenue Bonds, Series A, (FSA) (Escrowed to Maturity), 5.25%, 12/01/14	5,377,100
3,300,000	New York State Metropolitan Transportation Authority Dedicated Tax Revenue Bonds, Series A, (FGIC) (Prerefunded 04/01/2010 @100), 5.88%, 04/01/21	3,472,788
6,000,000	New York State Metropolitan Transportation Authority Revenue Bonds, Service Contract, Series 8, (FSA) (Prerefunded 07/01/13 @ 100), 5.38%, 07/01/21	6,448,680
4,210,000	New York State Tobacco Settlement Asset Securitizaton Corporation Revenue Bonds, Series 1, (Prerefunded 07/15/09 @ 101), 6.38%, 07/15/39	4,455,190
5,000,000	New York State Tollway Authority, Highway & Bridge Trust Fund Revenue Bonds, Series B, (AMBAC) (Prerefunded 04/01/09 @ 100), 5.25%, 04/01/24	5,123,100

Total TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (Cost $25,219,139)		24,876,858

Shares
REGISTERED INVESTMENT COMPANIES (0.04%):
1	Dreyfus New York Tax Exempt Cash Fund	1
55,691	Provident Institutional New York Money Market Fund	55,691

Total REGISTERED INVESTMENT COMPANIES (Cost $55,692)		55,692

Total Investments (Cost $137,599,971) (c) (d) - 98.98%		$136,873,043
Other assets in excess of liabilities - 1.02%		1,411,972

NET ASSETS - 100.00%		$138,285,015

(a)	Variable Rate Security – The rate disclosed is as of June 30, 2007
(b)	Zero-Coupon Security
(c)	Represents cost for financial reporting and federal income tax purposes
(d)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Depreciation
$327,569	$(1,054,497)	$(726,928)

AMBAC – American Municipal Bond Assurance Corp.

CIFG – CDC IXIS Financial Guaranty

FGIC – Financial Guaranty Insurance Corp.

FSA – Financial Security Assurance

MBIA – Municipal Bond Insurance Association

SPA – Standby Purchase Agreement

XLCA – XL Capital Assurance

Security Valuation:

Short-term debt instruments that mature in 60 days or less are valued at amortized cost, which approximates market value. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. The third-party pricing agents value debt securities at an evaluated price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.

Investments in securities that are traded on recognized domestic and foreign stock exchanges are valued at the last sale price on the exchange on which such securities are primarily traded or at the last quoted sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter sale prices. Equity securities that are traded on the NASDAQ National Market System for which quotations are readily available are valued at the official closing price. Securities for which market quotations or valuation by pricing agent are not readily available are valued in good faith at fair value pursuant to procedures adopted by the Board of Directors.

Mutual funds are valued at their respective net asset values as determined by those Funds in accordance with the Investment Company Act of 1940, as amended.

Excelsior Tax-Exempt Funds, Inc.

Short-Term Tax-Exempt Securities Fund

Portfolio of Investments	June 30, 2007
(Unaudited)

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES (11.39%):
$ 2,700,000	Columbia, Alabama, Industrial Development Board Pollution Control Revenue Bonds, Alabama Power Co. Project, Series A, 3.86%, 05/01/22 (a)	$2,700,000
4,400,000	Mount Vernon, Indiana, Industrial Pollution Control & Solid Waste Disposal Revenue Bonds, General Electric Co. Project, 3.84%, 12/01/14 (a)	4,400,000
4,500,000	University of Missouri, Systems Facilities Revenue Bonds, Series B, 3.90%, 11/01/35 (a)	4,500,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $11,600,000)		11,600,000

TAX-EXEMPT CASH EQUIVALENT SECURITIES - BACKED BY LETTERS OF CREDIT (1.57%):
1,600,000	Ohio State Air Quality Development Authority Revenue Bonds, Ohio Edison Co., Series C, (WACHOVIA BANK N.A.), 3.90%, 06/01/23 (a)	1,600,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES - BACKED BY LETTERS OF CREDIT (Cost $1,600,000)		1,600,000

TAX-EXEMPT SECURITIES (75.20%):
6,000,000	California State General Obligation Bonds, 5.00%, 06/01/08	6,070,740
5,000,000	Fairfax County, Virginia, Refunding & Public Improvement General Obligation Bonds, Series A, 5.25%, 04/01/08	5,054,600
870,000	Illinois State Housing Development Authority Multi-Family Revenue Bonds, Series G, 3.65%, 07/01/07	869,989
890,000	Illinois State Housing Development Authority Multi-Family Revenue Bonds, Series G, 3.70%, 07/01/08	887,419
800,000	Illinois State Housing Development Authority Multi-Family Revenue Bonds, Series G, 3.85%, 01/01/09	798,584
1,810,000	Illinois State Housing Development Authority Multi-Family Revenue Bonds, Series G, 3.90%, 01/01/10	1,793,855
3,850,000	Jacksonville, Florida, Electric Authority Revenue Bonds, Series 18, 5.00%, 10/01/08	3,902,360
5,035,000	Memphis, Tennessee, General Obligation Bonds, Series B, (MBIA), 5.00%, 11/01/08	5,111,935
2,000,000	Montgomery County, Texas, General Obligation Bonds, Series B, (FSA), (Mandatory Put 09/01/08 @ 100), 5.00%, 03/01/28	2,027,240
2,500,000	Montgomery County, Texas, General Obligation Bonds, Series B, (FSA), (Mandatory Put 09/01/10 @ 100), 5.00%, 03/01/29	2,569,550
2,000,000	New Jersey State Tobacco Settlement Financing Corporation Revenue Bonds, Series 1A, 4.13%, 06/01/10	1,992,620
6,000,000	New York State Metropolitan Transportation Authority Revenue Bonds, Series H, 5.25%, 11/15/10	6,237,240
5,000,000	New York State Triborough Bridge & Tunnel Authority Revenue Bonds, (MBIA-IBC-BNY), 6.00%, 01/01/11	5,334,350
1,250,000	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series A, 5.00%, 07/01/11	1,284,525
3,000,000	Reedy Creek, Florida, Improvement District Utilities Revenue Bonds, Series 2, (MBIA), 5.25%, 10/01/10	3,118,230
650,000	Reno, Nevada, Hospital Revenue Bonds, Renown Regional Medical Center Project, Series A, 5.00%, 06/01/11	665,938
815,000	Reno, Nevada, Hospital Revenue Bonds, Renown Regional Medical Center Project, Series A, 5.00%, 06/01/12	837,054
500,000	Reno, Nevada, Hospital Revenue Bonds, Renown Regional Medical Center Project, Series A, 5.00%, 06/01/13	513,860
5,000,000	San Antonio, Texas, Electric & Gas Systems Revenue Bonds, Series A, 5.00%, 02/01/10	5,132,000
3,995,000	South Carolina State Transportation Infrastructure, Bank Revenue Bonds, Series A, (AMBAC), 5.00%, 10/01/09	4,095,874
7,000,000	Southeastern Virginia Public Services Authority Revenue Bonds, Series A, (MBIA), 5.25%, 07/01/10	7,278,179
3,750,000	Tennessee State Energy Acquisition Corporation Gas Revenue Bonds, Series A, 5.00%, 09/01/09	3,822,638
1,500,000	Texas State Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue Bonds, Senior Lien, Series A, 5.00%, 12/15/10	1,541,460

3,000,000	Texas State Transportation Commission Revenue Bonds, First Tier, Series A, 5.00%, 04/01/12	3,122,910
2,500,000	Troy, New York, Industrial Development Authority Civic Facility Revenue Bonds, Rensselaer Polytech, Series E, (XLCA), (Mandatory Put 09/01/11 @ 100), 4.05%, 04/01/37	2,493,275

Total TAX-EXEMPT SECURITIES (Cost $77,057,380)		76,556,425

TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (8.60%):
4,565,000	Chicago, Illinois, Sales Tax Revenue Bonds, (FGIC) (Prerefunded 01/01/09 @ 101), 5.38%, 01/01/30	4,707,930
4,030,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series A, (Escrowed to Maturity), 5.00%, 11/01/07	4,046,926

Total TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (Cost $8,787,006)		8,754,856

Shares
REGISTERED INVESTMENT COMPANIES (0.11%):
116,519	BlackRock Muni Fund	116,519
1	Dreyfus Tax Exempt Cash Fund	1
Total REGISTERED INVESTMENT COMPANIES (Cost $116,520)		116,520

Total Investments (Cost $99,160,906) (b) (c) - 96.87%		$98,627,801
Other assets in excess of liabilities - 3.13%		3,191,110

NET ASSETS - 100.00%		$101,818,911

(a)	Variable Rate Security - The rate disclosed is as of June 30, 2007
(b)	Represents cost for financial reporting and federal income tax purposes
(c)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Depreciation
$3,778	$(536,883)	$(533,105)

AMBAC - American Municipal Bond Assurance Corp.

BNY - Bank of New York

FGIC - Financial Guaranty Insurance Corp.

FSA - Financial Security Assurance

IBC - Insured Bond Certificates

MBIA – Municipal Bond Insurance Association

XLCA – XL Capital Assurance

Security Valuation:

Short-term debt instruments that mature in 60 days or less are valued at amortized cost, which approximates market value. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. The third-party pricing agents value debt securities at an evaluated price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.

Investments in securities that are traded on recognized domestic and foreign stock exchanges are valued at the last sale price on the exchange on which such securities are primarily traded or at the last quoted sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter sale prices. Equity securities that are traded on the NASDAQ National Market System for which quotations are readily available are valued at the official closing price. Securities for which market quotations or valuation by pricing agent are not readily available are valued in good faith at fair value pursuant to procedures adopted by the Board of Directors.

Mutual funds are valued at their respective net asset values as determined by those Funds in accordance with the Investment Company Act of 1940, as amended.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Excelsior Tax-Exempt Funds, Inc.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date August 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date August 24, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date August 24, 2007